Capital structure and financial items - Earnings per share, distributions to shareholders, treasury shares, share capital and other reserves - Cash distribution to shareholders (Details) - DKK (kr)
kr in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interim dividend for the year	kr 7,570	kr 7,100	kr 7,238
Dividend for prior year	12,551	12,309	11,810
Share repurchases for the year	16,855	15,334	15,567
Total	kr 36,976	kr 34,743	kr 34,615